Non-current receivables - Narrative (Details) RM in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MYR (RM)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jun. 21, 2022 USD ($)	Jun. 07, 2022	May 31, 2022	Jan. 26, 2022 USD ($)	Dec. 02, 2021 USD ($)	Sep. 11, 2020 USD ($)
Disclosure of financial assets [line items]
Notional amount	$ 111,545,000			$ 93,607,000
Other non-current receivables	9,061,000			6,000
TI Africa Ltd
Disclosure of financial assets [line items]
Percentage of voting equity interests acquired						50.00%	50.00%
Financial guarantee contracts
Disclosure of financial assets [line items]
Other non-current receivables	46,000,000	RM 210	$ 46,900,000
$$713.0 million facility
Disclosure of financial assets [line items]
Notional amount										$ 713,000,000
$$713.0 million facility | Interest rate swaps
Disclosure of financial assets [line items]
Notional amount				$ 0
$73.45 million facility - Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount									$ 73,450,000
$73.45 million facility - Cedar and Cypress | Interest rate swaps | Suezmaxes Cedar and Cypress
Disclosure of financial assets [line items]
Notional amount								$ 73,450,000
Secured FSO loan 161.1M
Disclosure of financial assets [line items]
Notional amount	$ 161,100,000				$ 150,000,000